Fair Value Measurements (Narrative) (Details) (USD $)	Jan. 31, 2012	Aug. 02, 2011	Jan. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Development bank and government debt in the Americas region		$ 3,300,000
Convertible debt obligations	2,195,000		2,195,000
Convertible debt fair value	800,000		800,000
Fair Value, Measurements, Nonrecurring [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	594,315,000		583,234,000
Carrying value of the debt	3,064,000		0
Convertible debt fair value	2,195,000		2,195,000
Fair Value, Measurements, Nonrecurring [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	597,000,000		586,200,000
Carrying value of the debt	3,064,000		0
Convertible debt fair value	769,000		801,000
Verint [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Development bank and government debt in the Americas region		3,300,000
Verint [Member] | Term Loan Facility [Member] | Fair Value, Measurements, Nonrecurring [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	594,300,000		583,200,000
Verint [Member] | Term Loan Facility [Member] | Fair Value, Measurements, Nonrecurring [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	597,000,000		586,200,000
Current Assets of Discontinued Operations [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commercial paper	9,400,000		9,400,000
Derivative assets	$ 400,000		$ 900,000